Goodwill And Acquired Intangible Assets - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended			60 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2011	Jul. 01, 2015
Goodwill and Intangible Assets Disclosure [Line Items]
Amortization of intangible assets	$ 1,051	$ 0	$ 0
Intangible asset impairment losses	0	0	0
Goodwill impairment	0	0	$ 0
Goodwill	68,660	$ 35,467
FCI, Centronix and BTL
Goodwill and Intangible Assets Disclosure [Line Items]
Goodwill acquired during period				$ 66,300
Shannon Systems
Goodwill and Intangible Assets Disclosure [Line Items]
Goodwill acquired during period	$ 33,204
Goodwill					$ 33,204